Contingent liabilities and provisions	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Contingent liabilities and provisions

Note 21	Contingent liabilities and provisions

In the ordinary course of its business, CIBC is a party to a number of legal proceedings, including regulatory investigations, in which claims for substantial monetary damages are asserted against CIBC and its subsidiaries. Legal provisions are established if, in the opinion of management, it is both probable that an outflow of economic benefits will be required to resolve the matter, and a reliable estimate can be made of the amount of the obligation. If the reliable estimate of probable loss involves a range of potential outcomes within which a specific amount appears to be a better estimate, that amount is accrued. If no specific amount within the range of potential outcomes appears to be a better estimate than any other amount, the mid-point in the range is accrued. In some instances, however, it is not possible either to determine whether an obligation is probable or to reliably estimate the amount of loss, in which case no accrual can be made.
While there is inherent difficulty in predicting the outcome of legal proceedings, based on current knowledge and in consultation with legal counsel, we do not expect the outcome of these matters, individually or in aggregate, to have a material adverse effect on our consolidated financial statements. However, the outcome of these matters, individually or in aggregate, may be material to our operating results for a particular reporting period. We regularly assess the adequacy of CIBC’s litigation accruals and make the necessary adjustments to incorporate new information as it becomes available. Tax examinations and disputes are excluded. Income tax matters are addressed in Note 18.
CIBC considers losses to be reasonably possible when they are neither probable nor remote. It is reasonably possible that CIBC may incur losses in addition to the amounts recorded when the loss accrued is the mid-point of a range of reasonably possible losses, or the potential loss pertains to a matter in which an unfavourable outcome is reasonably possible but not probable.
CIBC believes the estimate of the aggregate range of reasonably possible losses, in excess of the amounts accrued, for its significant legal proceedings, where it is possible to make such an estimate, is from nil to approximately $0.4 billion as at October 31, 2025. This estimated aggregate range of reasonably possible losses is based upon currently available information for those significant proceedings in which CIBC is involved, taking into account CIBC’s best estimate of such losses for those cases for which an estimate can be made. CIBC’s estimate involves significant judgment, given the varying stages of the proceedings and the existence of multiple defendants in many of such proceedings whose share of the liability has yet to be determined. The range does not include potential punitive damages. The matters underlying the estimated range as at October 31, 2025 consist of the significant legal matters disclosed below. The matters underlying the estimated range will change from time to time, and actual losses may vary significantly from the current estimate. For certain matters, CIBC does not believe that an estimate can currently be made as many of them are in preliminary stages and certain matters have no specific amount claimed. Consequently, these matters are not included in the range.
The following is a description of CIBC’s significant legal proceedings, which we intend to vigorously defend.
Order Execution Only class actions:
Pozgaj v. CIBC and CIBC Trust
Ciardullo v. 1832 Asset Management L.P., et al.
Ciardullo and Aggarwal v. 1832 Asset Management L.P., et al.
Woodard v. CIBC and CIBC Trust
In September 2018, a proposed class action (
Pozgaj
) was filed in the Ontario Superior Court against CIBC and CIBC Trust. It alleges that the defendants should not have paid mutual fund trailing commissions to order execution only dealers. The action was brought on behalf of all persons who held units of CIBC mutual funds through order execution only dealers and seeks $
200
million in damages.
Pozgaj
was certified as a class action in January 2024.
In July and August 2022, two proposed class actions (
Ciardullo
and
Ciardullo and Aggarwal
) were filed in the Ontario Superior Court against CIBC, CIBC Trust and several other financial institutions. Like the
Pozgaj
action, these actions allege that the defendants should not have paid mutual fund trailing commissions to order execution only dealers. However, the actions are brought on behalf of all persons who held units of CIBC mutual funds through dealers other than order execution only dealers. They seek unspecified damages. In November 2022, a further proposed class action (
Woodard
) was filed in the Ontario Superior Court with a new proposed representative plaintiff.
Woodard
raised identical allegations to
Ciardullo
and
Ciardullo and Aggarwal
, on behalf of an identical class, but only named CIBC and CIBC Trust as defendants. In August 2023, the
Ciardullo
,
Ciardullo
and
Aggarwal
, and
Woodard
actions were temporarily stayed pending a decision on liability in the
Pozgaj
action. The
Ciardullo
and
Ciardullo
and
Aggarwal
actions were discontinued in November 2024. In July 2025, settlement agreements were reached in the
Pozgaj
and
Woodard
actions, subject to court approval. Pursuant to the proposed settlements, CIBC will pay the plaintiffs in the
Pozgaj
action
 $
26
million and pay the plaintiffs in the
Woodard
action $
11
million.
The
Pozgaj
settlement was approved by the court in November 2025, while the settlement approval motion in
Woodard
is scheduled for December 2025.
York County on Behalf of the County of York Retirement Fund v. Rambo, et al.
In February 2019, a class action complaint was filed in the Northern District of California against the directors, certain officers and the underwriters of several senior note offerings of the Pacific Gas and Electric Company (PG&E) that took place between March 2016 and April 2018, the total issuance amount for the series of offerings being approximately US$4 billion. CIBC World Markets Corp. was part of the underwriting syndicate for an offering, whereby CIBC World Markets Corp. underwrote 6% of a US$650 million December 2016 issuance of senior notes. The offering involved the issuance of two tranches of notes: US$400 million of 30-year senior notes maturing in December 2046 and US$250 million of one-year floating rate notes that matured and were repaid in November 2017. The complaint alleges that the disclosure documentation associated with the note offerings contained misrepresentations and/or omissions of material facts, including with respect to PG&E’s failure to comply with various safety regulations, vegetation management programs and requirements, as well as understating the extent to which its equipment has allegedly caused multiple fires in California, including before the wildfires that occurred in California in 2017 and 2018. In September 2025, the court granted the defendants’ motions to dismiss in their entirety. In November 2025, the plaintiff filed its fourth amended complaint.
Pope v. CIBC, CIBC Trust Corporation, and CIBC Asset Management Inc.
In August 2020, a proposed class action was filed in the Supreme Court of British Columbia against CIBC and CIBC Trust. The action alleges that the defendants misrepresented their investment strategy and charged unitholders excess fees in relation to certain CIBC mutual funds and certain CIBC portfolio funds. The action is brought on behalf of all persons who hold or held units of these funds from January 2005 to present and seeks unspecified compensatory and punitive damages. In December 2020, CIBC Asset Management Inc. was added as a defendant. The motion for class certification was heard in August 2021. In October 2022, the court ruled that the plaintiff was required to provide additional information before a final determination on certification could be made. In January 2023, the plaintiffs delivered a draft amended Statement of Claim. The motion to rule on the plaintiffs’ proposed amendments to the Statement of Claim, which was scheduled for July 2023, was adjourned. In March 2025, the plaintiffs served an amended Statement of Claim. The application for certification as a class action has been scheduled for January 2026.
Salko v. CIBC Investor Services Inc., et al.
In March 2021, a proposed class action was commenced in Quebec against CIBC Investor Services Inc. and several other financial institutions. The plaintiff subsequently added CIBC World Markets Inc. and additional financial institutions as defendants. The action seeks the reimbursement of currency conversion fees alleged to have been unlawfully charged to class members and concealed by the defendants, as well as exemplary and punitive damages. The plaintiffs seek reimbursement of fees charged to clients since March 15, 2018, as well as punitive damages in the amount of 5%
of the total sum of fees charged to class members, plus interest. The certification motion was heard in April 2022. In September 2022, the action was certified against CIBC Investor Services Inc. and several other order execution only dealers, and not certified against the full service brokerages, including CIBC World Markets Inc. The plaintiffs appealed the certification decision. The plaintiffs’ appeal of the certification decision was heard in December 2023. In January 2025, the Quebec Court of Appeal dismissed the plaintiff’s appeal of the certification decision. The class action continues to be certified against CIBC Investor Services Inc. and other defendants, but was dismissed against CIBC World Markets Inc.
The Registered Retirement Savings Plan (RRSP) of J.T.G v. His Majesty The King
CIBC Trust Corporation is the trustee of a self-directed RRSP that has been the subject of proceedings in the Tax Court of Canada. The proceedings arise from appeals of tax assessments made by the Minister of National Revenue against the RRSP for the 2004 to 2009 taxation years under Parts I and XI.1 of the
Income Tax Act
(Canada). At the time they were made in March 2013, the Part I assessment amounted to approximately $139 million and the Part XI.1 reassessment totalled approximately $144 million, in each case including all taxes, penalties and interest. In April 2021, the Tax Court of Canada released a decision allowing the appeal in part of the assessment under Part I and dismissing the appeal of the reassessment under Part XI.1. The RRSP by its trustee CIBC Trust appealed this decision to the Federal Court of Appeal. To the extent there is a shortfall in the RRSP’s ability to satisfy any of the Part XI.1 reassessment that may be upheld by the courts, CIBC Trust may be liable to pay a portion of that reassessment. The appeal was heard in May 2023. In July 2025, the Federal Court of Appeal dismissed the RRSP’s appeal of assessments issued under Part I, allowed the RRSP’s appeal of the assessments under Part XI.1 and vacated the related assessments, and reinstated the assessments of Part I tax for the 2005 taxation year that were vacated by the Tax Court of Canada. The RRSP, by its trustee CIBC Trust Corporation, has sought leave to appeal on the Part I tax decision and the Crown has filed its reply to the leave application. The Crown did not appeal the Federal Court of Appeal’s decision which vacated the assessments under Part XI.1 and that decision is now final.
Non-sufficient funds fees class actions:
Vaillancourt-Thivierge v. Bank of Montreal, et al.
Campbell v. CIBC
In September 2016, a proposed class action (
Vaillancourt-Thivierge
) was commenced in Quebec against CIBC and several other financial institutions with respect to charging non-sufficient funds fees (NSF Fees) for client payment orders refused due to insufficient funds. The action alleges that NSF Fees violate the Quebec
Consumer Protection Act
and the Quebec Civil Code. The action is brought on behalf of residents of Quebec who paid NSF fees from September 12, 2013 to present. The action seeks the return of NSF fees charged as well as punitive damages of $300 per class member. The court certified the matter as a class action in 2019.
In September 2022, a proposed class action (
Campbell
) was commenced in Ontario against CIBC on behalf of personal deposit accountholders who have been charged duplicative non-sufficient fund fees (representment NSF Fees) on their account for a single rejected payment order or cheque. The action alleges that this practice violates our account agreement with clients, the Ontario
Consumer Protection Act
and other consumer protection statutes. The action is brought on behalf of residents of Canada who paid representment NSF Fees from January 1, 2012 to present. The action seeks the return of the representment NSF Fees charged, as well as punitive damages. The matter was certified as a class action in June 2024.
Quantum Biopharma v. CIBC World Markets Inc., et al.
In October 2024, CIBC World Markets Inc. and RBC Dominion Securities Inc. were named in a complaint filed in the U.S. District Court located in the Southern District of New York. The complaint, brought by Quantum Biopharma Ltd alleges that the defendants or their customers used “spoofing,” an unlawful trading practice, to manipulate the market price of its shares between January 1, 2020, and August 15, 2024. The complaint further alleges that the defendants failed to fulfill their gatekeeping responsibilities by not designing, monitoring, and/or enforcing a system of risk management and supervisory controls, policies, and procedures that ensured their customers and traders did not manipulate the market, and complied with all applicable rules, regulations and laws. The plaintiff claims US$700 million in damages against the defendants. In January 2025, CIBC World Markets Inc. filed motions to dismiss. In May 2025, Quantum Biopharma filed an amended complaint. The defendants filed motions to dismiss in June 2025.
Harrington Global Opportunity Fund v. CIBC World Markets Inc.
In 2021, Harrington Global Opportunity Fund Ltd., a Bermuda based hedge fund, brought suit against CIBC World Markets Inc. and certain other defendants in the United States District Court for the Southern District of New York. In November 2022, the plaintiff filed an amended complaint to add allegations seeking to hold defendants liable for trading by its customers. As against CIBC, the plaintiff claims that a CIBC customer allegedly spoofed the market by entering non-bona fide baiting (sell) orders through CIBC’s direct market access platform in Canada, with intent to artificially depress the stock price of this inter-listed stock, and seeks to hold CIBC primarily responsible. The claim seeks unspecified damages.
Reale v. CIBC
In June 2025, CIBC was served in Ontario with a proposed national class action. The action, which seeks $2 billion in damages on behalf of current and former employees alleges CIBC miscalculated various wages, including base salary, vacation pay, holiday pay and severance pay. CIBC is bringing a motion in May 2026 to strike all or parts of the Statement of Claim.

Legal provisions
The following table presents changes in our legal provisions:

$ millions, for the year ended October 31	2025	2024
Balance at beginning of year	$108	$140
Additional new provisions recognized	82	41
Less:
Amounts incurred and charged against existing provisions	(40)	(70)
Unused amounts reversed and other adjustments (1)	(46)	(3)
Balance at end of year	$104	$108

(1)	Includes foreign currency translation adjustments.
Restructuring
The amount of restructuring provision as at October 31, 2025 was nil (2024: $8 million).